Note 13 - Receivables - Non Current - Components of Receivables Non Current (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Employee advances and loans	$ 6,008	$ 3,740
Tax credits	20,065	16,025
Receivables from related parties	59,999	58,128
Legal deposits	12,378	12,446
Advances to suppliers and other advances	3,772	7,592
Non-current derivative financial assets		52
Receivable Venezuelan subsidiaries	48,659	48,659
Others	6,222	5,263
Trade and other non-current receivables before the allowance for doubtful accounts	$ 157,103	$ 151,905